Accelerated Share Repurchase Agreements (Details) - USD ($) shares in Millions, $ in Millions				1 Months Ended		2 Months Ended			3 Months Ended											6 Months Ended							12 Months Ended
		Mar. 12, 2015	Feb. 02, 2014	May. 04, 2014	Apr. 10, 2014	May. 04, 2014	Feb. 02, 2014	Jan. 26, 2014	Nov. 02, 2014	Aug. 03, 2014	May. 04, 2014	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	May. 05, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Apr. 29, 2012	Nov. 02, 2014	Feb. 02, 2014	Nov. 03, 2013	Aug. 04, 2013	Feb. 03, 2013	Oct. 28, 2012	Jul. 29, 2012	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013
Accelerated Share Repurchases [Line Items]
Cash paid for repurchase of common stock	[1]																										$ 7,000	$ 8,546	$ 3,984
Q1 Accelerated Share Repurchase Agreement [Member]
Accelerated Share Repurchases [Line Items]
Cash paid for repurchase of common stock											$ 950				$ 1,500				$ 1,000
Total number of shares of common stock repurchased pursuant to accelerated share repurchase agreement				2.6	9.5	12.1								2.1	18.1			2.8	17.2				20.2			20.0
Q1 Accelerated Share Repurchase Agreement [Member] | Subsequent Event [Member]
Accelerated Share Repurchases [Line Items]
Cash paid for repurchase of common stock		$ 850
Total number of shares of common stock repurchased pursuant to accelerated share repurchase agreement		7.0
Q2 Accelerated Share Repurchase Agreement [Member]
Accelerated Share Repurchases [Line Items]
Cash paid for repurchase of common stock										$ 1,750				$ 1,700				$ 1,400
Total number of shares of common stock repurchased pursuant to accelerated share repurchase agreement									4.5	16.9			2.4	19.6			5.6	21.5		21.4		22.0			27.1
Q3 Accelerated Share Repurchase Agreement [Member]
Accelerated Share Repurchases [Line Items]
Cash paid for repurchase of common stock													$ 1,500				$ 650
Total number of shares of common stock repurchased pursuant to accelerated share repurchase agreement												3.4	16.4			1.5	9.3				19.8			10.8
Q4 Accelerated Share Repurchase Agreement [Member]
Accelerated Share Repurchases [Line Items]
Cash paid for repurchase of common stock												$ 1,500
Total number of shares of common stock repurchased pursuant to accelerated share repurchase agreement			3.9				18.9	15.0

[1]	Fiscal years ended February 1, 2015 and February 2, 2014 include 52 weeks. Fiscal year ended February 3, 2013 includes 53 weeks.